Organization of The Company and Significant Accounting Policies: Property and Equipment, Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Property and Equipment, Policy

Property and equipment

Property and equipment are stated at cost.  Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs that do not improve or extend the lives of the respective assets are expensed.  At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts.  Gains or losses from retirements or sales are credited or charged to income.

Depreciation is computed on the straight-line and accelerated methods for financial reporting and income tax reporting purposes based upon the following estimated useful lives:

Computer Software	3 years
Computer Equipment	5 years
Office furniture and equipment	7 years